Available for Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2015
Available for Sale Marketable Securities [Abstract]
Summary of available-for-sale marketable securities
	December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	4,533	-	(6)	4,527
Matures after one year through three years:
Corporate debentures	29,373	1	(222)	29,152
Total	$33,906	$1	$(228)	$33,679